Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Current assets
Cash	$ 3,300,800	$ 3,517,600			$ 2,744,457
Accounts receivable		172,757
Accounts receivable – related party					520,786
Amount due from related parties	5,599	3,235			2,217
Inventories	490,275	589,814
Prepaid taxes	627,232	1,104,495
Prepayments and other assets	184,307	296,370			269,193
Total current assets	4,608,213	5,684,271			3,536,653
Other assets
Property and equipment, net	252,441	298,309
Intangible assets, net	4,649	5,826
Operating right-of-use assets	304,060	394,141
Investment in marketable securities	410,469	577,035			66,484
Investment in non-marketable securities	1,500	1,500			732,137
Deferred offering costs	263,685	249,525
Deferred tax assets, net	47,090
Total other assets	1,283,894	1,526,336			798,621
Total assets	5,892,107	7,210,607			4,335,274
Current liabilities
Accounts payable					2,790
Customer deposits	168,744	236,134
Operating lease liabilities	149,212	154,276
Other payables and accrued liabilities	505,550	647,677			77,246
Income tax payables	36,877
Accounts payable - related party		455			3,952
Total current liabilities	860,383	1,038,542			83,988
Other liabilities
Operating lease liabilities	157,396	241,488
Deferred tax liabilities		5,743
Total Non-current Liabilities	157,396	247,231
Total liabilities	1,017,779	1,285,773			83,988
Shareholders’ equity
Preferred stock, $0.0001 par value; 200,000,000 shares authorized; None issued and outstanding
*Ordinary shares, no par value, 9,590,598 and 1,500,000 shares issued and outstanding as of December 31, 2019 and 2018, respectively	37,645	37,645			37,628
Additional paid in capital	6,440,616	6,440,616			5,293,082
Retained earnings (accumulated deficit)	(1,710,318)	(734,443)			(1,089,209)
Accumulated other comprehensive income	106,385	181,016			9,785
Total shareholders’ equity	4,874,328	5,924,834	$ 4,027,306		4,251,286		$ 4,956,334
Total liabilities and shareholders’ equity	$ 5,892,107	$ 7,210,607			4,335,274
Agape Superior Living S D N B H D [Member]
Current assets
Cash			1,206,493		1,030,829		1,544,525
Other receivables			33,210		34,672		48,507
Other receivables - related parties			219,121		233,942		115,225
Inventories			616,880		552,901		137,553
Prepaid taxes			1,206,821		1,181,963		188,198
Prepayments and other assets			318,267		484,880		468,850
Prepayment - related party							214,701
Total current assets			3,600,792		3,519,187		2,717,559
Other assets
Property and equipment, net			325,648		364,604		429,620
Intangible assets, net			6,686		7,592		11,027
Deferred tax assets, net			172,250		234,797
Total other assets			504,584		606,993		440,647
Total assets			4,105,376		4,126,180		3,158,206
Current liabilities
Customer deposits			1,600,606		1,632,747		1,371,047
Other payables and accrued liabilities			209,096		252,902		968,547
Other payables - related parties					12,104		4,376
Accounts payable - related party			491,628		520,786
Total current liabilities			2,301,330		2,418,539		2,343,970
Other liabilities
Deferred tax liabilities							18,901
Total liabilities			2,301,330		2,418,539		2,362,871
Commitments and contingencies
Shareholders’ equity
*Ordinary shares, no par value, 9,590,598 and 1,500,000 shares issued and outstanding as of December 31, 2019 and 2018, respectively			2,372,008	[1]	2,372,008	[1]	394,737	[2]
Retained earnings (accumulated deficit)			(542,428)		(740,004)		319,490
Accumulated other comprehensive income			(25,534)		75,637		81,108
Total shareholders’ equity			1,804,046		1,707,641		795,335
Total liabilities and shareholders’ equity			$ 4,105,376		$ 4,126,180		$ 3,158,206

[1]	Pursuant to the New Companies Act 2016 effective from January 31, 2017, the concept of authorized share capital and par value has been abolished, the Company is no longer required to state authorized share capital and par value.
[2]	Pursuant to the New Companies Act 2016 effective from January 31, 2017, the concept of authorized share capital and par value has been abolished, the Company is no longer required to state authorized share capital and par value.